Note 14 - Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Outstanding, number (in shares)	8,366,830	5,229,330
Outstanding, weighted average exercise price per share (in dollars per share)	$ 1.17	$ 2.25
Granted number (in shares)	1,050,000	4,693,644
Granted weighted average exercise price per share (in dollars per share)	$ 0.55	$ 0.36
Exercised number (in shares)	(60,000)	(108,334)
Exercised weighted average exercise price per share (in dollars per share)	$ 0.21	$ 0.35
Cancelled number (in shares)		(1,113,644)
Cancelled weighted average exercise price per share (in dollars per share)		$ 2.92
Forfeited or expired number (in shares)	(2,150,000)	(334,166)
Forfeited or expired weighted average exercise price per share (in dollars per share)	$ 0.41	$ 1.15
Outstanding, number (in shares)	7,206,830	8,366,830
Outstanding, weighted average exercise price per share (in dollars per share)	$ 1.31	$ 1.17
Cancelled number (in shares)		1,113,644
Vested and exercisable at December 31, 2014 (in shares)	6,292,288
Exercisable, weighted average exercise price per share (in dollars per share)	$ 1.45